Business Combinations Under Common Control - Identifiable Assets Acquired and Liabilities Assumed (Detail) - Enel Green Power Latin America S.A. [Member] $ in Thousands	Apr. 02, 2018 CLP ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents	$ 12,173,982
Other current financial assets	8,460
Other current non-financial assets	3,832,583
Trade and other current receivables	27,414,273
Current accounts receivables to related parties	73,749,131
Inventories	2,851,171
Current tax assets	2,750,250
Other non-current financial assets	5,685,422
Other non-current non-financial assets	262,878
Trade and other non-current receivables	43,829,961
Intangible assets other than goodwill	41,786,159
Goodwill	6,652,935
Property, plant and equipment	1,365,850,084
Deferred tax assets	21,246,605
Other current financial liabilities	(62,444,763)
Trade and other current payables	(49,109,886)
Current accounts payable to related parties	(33,381,911)
Current tax liabilities	(347,483)
Other non-current financial liabilities	(259,856,654)
Non-current accounts payable to related parties	(396,081,972)
Other non-current provision	(9,169,918)
Deferred tax liabilities recognised as of acquisition date	(58,067,689)
Provisions for non-current employee benefits	(603,109)
Net identifiable assets acquired	$ 739,030,509